Fair value measurements - Schedule of Measurement of Fair Value of Major Asset and Liability classed (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets:
Investments in equity	$ 71,284	$ 57,948
Investments in equity securities recorded at cost	3,500	3,500
Fair value, recurring
Assets:
Investments in equity	67,784	54,448
Total assets	67,784	54,448
Level 1 | Fair value, recurring
Assets:
Investments in equity	0	0
Total assets	0	0
Level 2 | Fair value, recurring
Assets:
Investments in equity	0	0
Total assets	0	0
Level 3 | Fair value, recurring
Assets:
Investments in equity	0	0
Total assets	0	0
Investments Measured at Net Asset Value | Fair value, recurring
Assets:
Investments in equity	67,784	54,448
Total assets	$ 67,784	$ 54,448